Other liabilities and provisions	3 Months Ended
Mar. 31, 2024
Other liabilities and provisions
Other liabilities and provisions

12. Other liabilities and provisions

During the three months ended March 31, 2024, the increase of EUR 8,960k in other liabilities and provisions was primarily due to higher provisions partially offset by lower accruals for outstanding invoices.

In May 2024, the Company received the second ruling of its three CMO arbitrations. In 2022, Celonic Deutschland GmbH & Co. KG initiated arbitration proceedings according to the procedural rules of the German Arbitration Institute against the Company, following the termination of the agreement by CureVac after the withdrawal of the EMA dossier of CVnCoV, the Company's first generation SARS COV-2 vaccine candidate. The Company defended against Celonic’s claims in written submission and the oral hearings. In the final award, the arbitration tribunal awarded 65% of Celonic’s claims. The provision related to the Celonic arbitration therefore increased by EUR 17,000k.